Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	¥ 5,249,520	¥ 4,936,586
Provision for asset impairments [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	1,303,345	986,943
Guarantee liabilities [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	1,440,842	674,277
Revenue recognition differences between accounting and tax book [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	1,252,255	1,635,551
Employee benefit payables [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	483,747	751,926
Accrued expenses and provisions [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	355,999	489,544
Deductible tax losses [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	217,501	194,627
Changes in fair value [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	170,471	140,242
Others [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	¥ 25,360	¥ 63,476